UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31*

Date of reporting period: October 31, 2018

*	This Form N-Q pertains to the following series of the Registrant: MFS Emerging Markets Debt Fund. Each remaining series of the Registrant has a fiscal year end other than July 31.

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
October 31, 2018
MFS®  Emerging Markets
Debt Fund

Portfolio of Investments
10/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer		Shares/Par	Value ($)
Bonds – 94.5%
Angola – 0.8%
Republic of Angola, 9.5%, 11/12/2025		$5,300,000	$ 5,835,830
Republic of Angola, 8.25%, 5/09/2028 (n)		24,671,000	24,646,082
Republic of Angola, 8.25%, 5/09/2028		3,800,000	3,796,162
Republic of Angola, 9.375%, 5/08/2048 (n)		13,057,000	13,123,330
			$ 47,401,404
Argentina – 8.9%
City of Buenos Aires, 8.95%, 2/19/2021		$6,136,000	$ 6,186,315
Genneia S.A., 8.75%, 1/20/2022 (n)		13,845,000	12,875,988
Genneia S.A., 8.75%, 1/20/2022		2,795,000	2,599,378
MSU Energy Group (Rio Energy S.A./UGEN S.A./Uensa S.A.), 6.875%, 2/01/2025 (n)		11,009,000	8,669,588
Province of Cordoba, 7.125%, 6/10/2021 (n)		5,323,000	4,923,775
Province of Cordoba, 7.125%, 6/10/2021		25,261,000	23,366,425
Province of Cordoba, 7.45%, 9/01/2024 (n)		6,002,000	4,996,725
Province of Cordoba, 7.45%, 9/01/2024		6,591,000	5,487,073
Province of Santa Fe, 7%, 3/23/2023 (n)		15,478,000	13,314,176
Provincia De La Rioja, 9.75%, 2/24/2025 (n)		13,250,000	10,655,650
Provincia De Rio Negro, 7.75%, 12/07/2025 (n)		8,295,000	5,868,795
Republic of Argentina, 0%, 11/30/2018	ARS	348,459,000	10,317,881
Republic of Argentina, 0%, 1/31/2019		205,018,000	6,036,324
Republic of Argentina, 6.25%, 4/22/2019		$34,457,000	34,646,514
Republic of Argentina, 6.875%, 4/22/2021		89,472,000	85,579,968
Republic of Argentina, 5.625%, 1/26/2022		60,886,000	54,645,185
Republic of Argentina, 4.625%, 1/11/2023		39,253,000	33,168,785
Republic of Argentina, 7.5%, 4/22/2026		35,528,000	30,998,180
Republic of Argentina, 6.875%, 1/26/2027		48,073,000	40,020,773
Republic of Argentina, 5.875%, 1/11/2028		89,963,000	69,271,510
Republic of Argentina, 7.125%, 7/06/2036		42,571,000	32,375,671
Republic of Argentina, FLR, 71.389% (Argentina Badlar - 7 Day), 6/21/2020	ARS	228,926,000	7,224,473
Stoneway Capital Corp., 10%, 3/01/2027 (n)		$17,734,407	16,493,176
			$ 519,722,328
Azerbaijan – 1.5%
Southern Gas Corridor CJSC, 6.875%, 3/24/2026 (n)		$43,650,000	$ 46,822,395
Southern Gas Corridor CJSC, 6.875%, 3/24/2026		11,354,000	12,179,186
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		27,773,000	29,452,266
			$ 88,453,847
Bahamas – 0.3%
Commonwealth of Bahamas, 6%, 11/21/2028 (n)		$14,783,000	$ 15,004,745
Commonwealth of Bahamas, 6%, 11/21/2028		1,600,000	1,624,000
			$ 16,628,745
Belarus – 0.5%
Eurotorg LLC via Bonitron D.A.C., 8.75%, 10/30/2022		$3,500,000	$ 3,520,314
Evrotorg LLC, 8.75%, 10/30/2022 (n)		14,315,000	14,398,084
Republic of Belarus, 6.875%, 2/28/2023 (n)		5,909,000	6,087,807
Republic of Belarus, 6.2%, 2/28/2030 (n)		7,262,000	6,875,952
			$ 30,882,157
Brazil – 2.7%
Aegea Finance, 5.75%, 10/10/2024 (n)		$10,980,000	$ 10,568,360
Banco do Brasil S.A. (Cayman Branch), 4.625%, 1/15/2025		12,209,000	11,476,582
CeCemig Geracao e Transmissao S.A., 9.25%, 12/05/2024 (n)		10,675,000	11,397,698

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brazil – continued
CeCemig Geracao e Transmissao S.A., 9.25%, 12/05/2024	$700,000	$ 747,390
Federative Republic of Brazil, 5.625%, 2/21/2047	25,971,000	23,308,972
JSL Europe S.A., 7.75%, 7/26/2024	4,914,000	4,547,907
Marb Bondco PLC, 7%, 3/15/2024 (n)	13,430,000	12,871,983
Marb Bondco PLC, 7%, 3/15/2024	3,833,000	3,673,739
Petrobras Global Finance B.V., 5.299%, 1/27/2025	18,952,000	18,075,470
Petrobras Global Finance B.V., 5.999%, 1/27/2028	23,870,000	22,652,630
Petrobras Global Finance B.V., 5.75%, 2/01/2029	18,516,000	17,087,491
Rumo Luxembourg S.à r.l., 7.375%, 2/09/2024	686,000	710,010
Rumo Luxembourg S.à r.l., 5.875%, 1/18/2025 (n)	13,795,000	13,122,632
Rumo Luxembourg S.à r.l., 5.875%, 1/18/2025	800,000	761,008
Rumo Luxembourg S.à r.l., “A”, 7.375%, 2/09/2024 (n)	2,187,000	2,263,545
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	3,349,000	3,114,570
		$ 156,379,987
Chile – 3.6%
Banco del Estado de Chile, 4.125%, 10/07/2020	$4,193,000	$ 4,229,658
Banco del Estado de Chile, 2.668%, 1/08/2021 (n)	11,745,000	11,436,811
Banco del Estado de Chile, 3.875%, 2/08/2022	5,823,000	5,786,366
Banco Santander Chile, 2.5%, 12/15/2020 (n)	16,621,000	16,176,721
E.CL S.A., 4.5%, 1/29/2025	6,491,000	6,378,272
Empresa de Transporte de Pasajeros Metro S.A., 5%, 1/25/2047 (n)	11,736,000	11,706,777
Empresa de Transporte de Pasajeros Metro S.A., 5%, 1/25/2047	4,360,000	4,349,144
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/2026	11,948,000	11,121,282
Empresa Nacional del Petroleo, 4.75%, 12/06/2021	2,567,000	2,580,064
Empresa Nacional del Petroleo, 4.375%, 10/30/2024	4,133,000	4,018,100
Empresa Nacional del Petroleo, 4.375%, 10/30/2024 (n)	3,935,000	3,825,605
Empresa Nacional del Petroleo, 3.75%, 8/05/2026 (n)	8,346,000	7,686,666
Empresa Nacional del Petroleo, 3.75%, 8/05/2026	7,110,000	6,548,310
Empresa Nacional del Petroleo, 5.25%, 11/06/2029 (z)	13,837,000	13,802,407
Empresa Nacional del Petroleo, 4.5%, 9/14/2047	13,463,000	11,423,355
Engie Energia Chile S.A., 4.5%, 1/29/2025 (n)	12,172,000	11,960,611
GNL Quintero S.A., 4.634%, 7/31/2029	21,565,000	20,837,181
GNL Quintero S.A., 4.634%, 7/31/2029 (n)	10,350,000	10,000,687
Transelec S.A., 4.625%, 7/26/2023 (n)	9,696,000	9,768,720
Transelec S.A., 4.25%, 1/14/2025 (n)	5,329,000	5,182,453
Transelec S.A., 4.25%, 1/14/2025	7,686,000	7,474,635
Transelec S.A., 3.875%, 1/12/2029 (n)	5,536,000	5,040,583
VTR Finance B.V., 6.875%, 1/15/2024	12,534,000	12,690,675
VTR Finance B.V., 6.875%, 1/15/2024 (n)	6,492,000	6,573,150
		$ 210,598,233
China – 2.6%
Avi Funding Co. Ltd., 3.8%, 9/16/2025 (n)	$9,708,000	$ 9,397,043
Bank of China (Luxembourg), FLR, 3.425% (LIBOR - 3mo. + 1.00%), 7/12/2019	21,130,000	21,195,080
China Development Bank (Hong Kong), FLR, 3.022% (LIBOR - 3mo. + 0.7%), 3/06/2022	2,015,000	2,017,579
CNPC General Capital Ltd., 3.95%, 4/19/2022 (n)	7,681,000	7,681,090
CNPC General Capital Ltd., 3.4%, 4/16/2023 (n)	6,513,000	6,337,319
Export-Import Bank of China, 3.625%, 7/31/2024 (n)	7,655,000	7,490,897
Sinopec Capital (2013) Ltd., 3.125%, 4/24/2023	3,974,000	3,802,000
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 5/17/2022 (n)	8,253,000	8,239,696
Sinopec Group Overseas Development (2013) Ltd., 4.375%, 10/17/2023	4,204,000	4,251,627
Sinopec Group Overseas Development (2014) Ltd., 4.375%, 4/10/2024 (n)	5,961,000	6,013,278
Sinopec Group Overseas Development (2017) Ltd., 2.5%, 9/13/2022 (n)	13,730,000	13,023,729
Sinopec Group Overseas Development (2017) Ltd., 3.625%, 4/12/2027 (n)	8,289,000	7,793,608
State Grid Overseas Investment (2016) Ltd., 3.5%, 5/04/2027 (n)	11,312,000	10,596,786

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
China – continued
State Grid Overseas Investment (2016) Ltd., 3.5%, 5/04/2027		$23,959,000	$ 22,444,166
Tencent Holdings Ltd., FLR, 3.054% (LIBOR - 3mo. + 0.605%), 1/19/2023 (n)		11,973,000	11,905,048
Tencent Holdings Ltd., FLR, 3.054% (LIBOR - 3mo. + 0.605%), 1/19/2023		8,559,000	8,510,424
			$ 150,699,370
Colombia – 2.9%
AI Candelaria Spain SLU, 7.5%, 12/15/2028 (z)		$19,465,000	$ 19,149,667
Millicom International Cellular S.A., 6%, 3/15/2025		6,642,000	6,575,580
Millicom International Cellular S.A., 6.625%, 10/15/2026 (n)		11,726,000	11,843,260
Millicom International Cellular S.A., 5.125%, 1/15/2028 (n)		7,221,000	6,560,279
Millicom International Cellular S.A., 5.125%, 1/15/2028		7,527,000	6,838,279
Republic of Colombia, 4.5%, 1/28/2026		13,506,000	13,506,000
Republic of Colombia, 3.875%, 4/25/2027		6,896,000	6,564,992
Republic of Colombia, 4.5%, 3/15/2029		19,714,000	19,438,201
Republic of Colombia, 6.125%, 1/18/2041		20,564,000	22,229,890
Republic of Colombia, 5%, 6/15/2045		50,936,000	48,211,433
Transportadora de Gas Internacional, 5.55%, 11/01/2028 (n)		11,981,000	12,042,103
			$ 172,959,684
Costa Rica – 0.1%
Republic of Costa Rica, 7%, 4/04/2044		$386,000	$ 318,601
Republic of Costa Rica, 7.158%, 3/12/2045		3,253,000	2,713,002
			$ 3,031,603
Cote d'Ivoire – 0.5%
Republic of Cote d'Ivoire, 5.25%, 3/22/2030 (n)	EUR	5,130,000	$ 5,313,466
Republic of Cote d'Ivoire, 5.25%, 3/22/2030		6,000,000	6,214,581
Republic of Cote d'Ivoire, 5.75%, 12/31/2032		$12,556,875	11,367,287
Republic of Cote d'Ivoire, 6.125%, 6/15/2033 (n)		7,300,000	6,315,843
			$ 29,211,177
Croatia – 0.1%
Republic of Croatia, 6.375%, 3/24/2021		$2,750,000	$ 2,886,191
Republic of Croatia, 5.5%, 4/04/2023 (n)		3,472,000	3,641,906
Republic of Croatia, 5.5%, 4/04/2023		400,000	419,574
			$ 6,947,671
Dominican Republic – 1.8%
Aeropuertos Dominicanos Siglo XXI S.A., 6.75%, 3/30/2029 (n)		$8,034,000	$ 8,013,915
Aeropuertos Dominicanos Siglo XXI S.A., 6.75%, 3/30/2029		4,723,000	4,711,192
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023		12,079,000	12,215,009
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023 (n)		11,999,000	12,134,109
Dominican Republic, 5.875%, 4/18/2024		974,000	987,344
Dominican Republic, 5.875%, 4/18/2024 (n)		1,408,000	1,427,290
Dominican Republic, 5.5%, 1/27/2025 (n)		8,341,000	8,228,396
Dominican Republic, 5.95%, 1/25/2027		8,046,000	8,005,770
Dominican Republic, 6%, 7/19/2028 (n)		27,167,000	26,929,289
Dominican Republic, 6.85%, 1/27/2045		4,211,000	4,147,835
Dominican Republic, 6.5%, 2/15/2048 (n)		22,792,000	21,572,628
			$ 108,372,777
Ecuador – 1.2%
Petroamazonas, 4.625%, 2/16/2020 (n)		$5,772,000	$ 5,613,270
Petroamazonas, 4.625%, 2/16/2020		3,100,000	3,014,750
Petroamazonas, 4.625%, 11/06/2020 (n)		14,247,000	13,424,449
Republic of Ecuador, 10.75%, 3/28/2022 (n)		1,197,000	1,232,910

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Ecuador – continued
Republic of Ecuador, 10.75%, 3/28/2022		$3,943,000	$ 4,061,290
Republic of Ecuador, 8.75%, 6/02/2023		5,867,000	5,602,985
Republic of Ecuador, 7.95%, 6/20/2024		4,018,000	3,594,101
Republic of Ecuador, 9.65%, 12/13/2026		7,928,000	7,373,040
Republic of Ecuador, 9.625%, 6/02/2027		11,977,000	11,003,869
Republic of Ecuador, 8.875%, 10/23/2027 (n)		3,086,000	2,712,594
Republic of Ecuador, 8.875%, 10/23/2027		6,046,000	5,314,434
Republic of Ecuador, 7.875%, 1/23/2028 (n)		2,568,000	2,146,078
Republic of Ecuador, 7.875%, 1/23/2028		3,190,000	2,665,883
			$ 67,759,653
Egypt – 2.4%
Arab Republic of Egypt, 6.125%, 1/31/2022 (n)		$16,358,000	$ 16,147,309
Arab Republic of Egypt, 6.125%, 1/31/2022		14,619,000	14,430,707
Arab Republic of Egypt, 5.577%, 2/21/2023 (n)		26,569,000	25,356,922
Arab Republic of Egypt, 4.75%, 4/16/2026 (n)	EUR	21,695,000	22,999,745
Arab Republic of Egypt, 7.5%, 1/31/2027		$21,473,000	20,996,729
Arab Republic of Egypt, 6.588%, 2/21/2028 (n)		13,893,000	12,724,182
Arab Republic of Egypt, 8.5%, 1/31/2047 (n)		6,405,000	6,044,078
Arab Republic of Egypt, 8.5%, 1/31/2047		12,744,000	12,025,876
Arab Republic of Egypt, 7.903%, 2/21/2048 (n)		9,640,000	8,621,360
Arab Republic of Egypt, 7.903%, 2/21/2048		2,473,000	2,211,683
			$ 141,558,591
El Salvador – 0.4%
Republic of El Salvador, 7.375%, 12/01/2019		$11,494,000	$ 11,476,759
Republic of El Salvador, 7.625%, 2/01/2041		11,083,000	10,053,611
			$ 21,530,370
Ethiopia – 0.1%
Federal Republic of Ethiopia, 6.625%, 12/11/2024		$8,705,000	$ 8,446,287
Guatemala – 0.6%
Central American Bottling Corp., 5.75%, 1/31/2027 (n)		$17,681,000	$ 17,424,802
Comcel Trust, 6.875%, 2/06/2024 (n)		6,955,000	7,114,096
Energuate Trust, 5.875%, 5/03/2027 (n)		12,365,000	11,700,505
			$ 36,239,403
Hong Kong – 0.3%
WTT Investment Ltd., 5.5%, 11/21/2022 (n)		$15,269,000	$ 15,093,668
Hungary – 2.1%
Hungarian Development Bank, 6.25%, 10/21/2020		$17,272,000	$ 18,019,083
Hungarian Development Bank, 6.25%, 10/21/2020 (n)		11,785,000	12,294,748
Magyar Export-Import Bank PLC, 4%, 1/30/2020		14,759,000	14,787,249
Magyar Export-Import Bank PLC, 4%, 1/30/2020 (n)		6,399,000	6,411,247
Republic of Hungary, 5.375%, 2/21/2023		16,716,000	17,561,462
Republic of Hungary, 5.75%, 11/22/2023		18,920,000	20,268,088
Republic of Hungary, 5.375%, 3/25/2024		17,284,000	18,324,497
Republic of Hungary, 7.625%, 3/29/2041		11,154,000	15,141,555
			$ 122,807,929
India – 3.5%
Azure Power Energy Ltd., 5.5%, 11/03/2022 (n)		$16,892,000	$ 15,854,831
Azure Power Energy Ltd., 5.5%, 11/03/2022		5,258,000	4,935,159
Delhi International Airport, 6.125%, 10/31/2026 (n)		8,095,000	7,933,100

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
India – continued
Export-Import Bank of India, 4%, 1/14/2023	$29,945,000	$ 29,531,190
Export-Import Bank of India, 3.375%, 8/05/2026 (n)	1,844,000	1,668,610
Export-Import Bank of India, 3.375%, 8/05/2026	22,284,000	20,164,480
Export-Import Bank of India, 3.875%, 2/01/2028 (n)	16,140,000	14,985,070
Greenko Dutch B.V., 4.875%, 7/24/2022 (n)	8,259,000	7,765,938
Greenko Dutch B.V., 5.25%, 7/24/2024 (n)	24,399,000	22,066,455
NTPC Ltd., 4.375%, 11/26/2024	4,928,000	4,798,182
NTPC Ltd., 4.25%, 2/26/2026	19,476,000	18,425,192
Rural Electrification Corp. Ltd., 5.25%, 11/13/2023 (z)	17,667,000	17,567,535
State Bank of India, 3.25%, 1/24/2022	14,748,000	14,267,097
State Bank of India (London), FLR, 3.358% (LIBOR - 3mo. + 0.95%), 4/06/2020	22,708,000	22,748,874
		$ 202,711,713
Indonesia – 7.5%
Indika Energy Capital II Pte. Ltd., 5.875%, 11/09/2024 (n)	$19,772,000	$ 17,633,263
Listrindo Capital B.V., 4.95%, 9/14/2026 (n)	12,133,000	10,786,237
Listrindo Capital B.V., 4.95%, 9/14/2026	6,996,000	6,219,444
PT Pelabuhan Indonesia III, 4.5%, 5/02/2023 (n)	11,725,000	11,442,041
PT Pertamina Persero, 6.5%, 11/07/2048 (z)	14,260,000	13,983,499
PT Perusahaan Listrik Negara, 5.375%, 1/25/2029 (z)	19,641,000	19,206,077
PT Perusahaan Listrik Negara, 6.15%, 5/21/2048 (n)	2,536,000	2,467,512
PT Perusahaan Listrik Negara, 6.25%, 1/25/2049 (z)	11,068,000	10,853,659
Republic of Indonesia, 3.7%, 1/08/2022 (n)	3,542,000	3,482,983
Republic of Indonesia, 3.75%, 4/25/2022	5,110,000	5,013,079
Republic of Indonesia, 3.75%, 4/25/2022 (n)	9,197,000	9,022,560
Republic of Indonesia, 3.375%, 4/15/2023	47,564,000	45,465,286
Republic of Indonesia, 3.375%, 4/15/2023 (n)	247,000	236,101
Republic of Indonesia, 5.375%, 10/17/2023	5,204,000	5,376,570
Republic of Indonesia, 5.375%, 10/17/2023 (n)	15,942,000	16,470,653
Republic of Indonesia, 5.875%, 1/15/2024 (n)	5,968,000	6,277,763
Republic of Indonesia, 5.875%, 1/15/2024	28,167,000	29,628,980
Republic of Indonesia, 4.125%, 1/15/2025	42,315,000	40,631,498
Republic of Indonesia, 4.125%, 1/15/2025 (n)	5,755,000	5,526,037
Republic of Indonesia, 4.75%, 1/08/2026 (n)	4,376,000	4,324,788
Republic of Indonesia, 4.75%, 1/08/2026	26,670,000	26,357,881
Republic of Indonesia, 4.35%, 1/08/2027 (n)	19,570,000	18,809,118
Republic of Indonesia, 4.35%, 1/08/2027	7,165,000	6,886,425
Republic of Indonesia, 3.5%, 1/11/2028	31,548,000	28,397,806
Republic of Indonesia, 4.1%, 4/24/2028	26,082,000	24,499,057
Republic of Indonesia, 5.25%, 1/17/2042	9,924,000	9,531,188
Republic of Indonesia, 4.625%, 4/15/2043	11,003,000	9,765,724
Republic of Indonesia, 5.125%, 1/15/2045	2,600,000	2,442,305
Republic of Indonesia, 5.125%, 1/15/2045 (n)	8,937,000	8,394,953
Saka Energi Indonesia PT, 4.45%, 5/05/2024 (n)	21,541,000	19,728,691
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (n)	24,710,654	22,201,831
		$ 441,063,009
Jamaica – 0.3%
Government of Jamaica, 8%, 3/15/2039	$6,961,000	$ 8,063,762
Government of Jamaica, 7.875%, 7/28/2045	7,349,000	8,561,585
		$ 16,625,347
Kazakhstan – 4.9%
Development Bank of Kazakhstan, 4.125%, 12/10/2022	$24,470,000	$ 23,992,346
Development Bank of Kazakhstan, 4.125%, 12/10/2022 (n)	7,489,000	7,342,815
JSC Kazkommertsbank, 5.5%, 12/21/2022	36,842,000	36,768,316

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Kazakhstan – continued
KazAgro National Management Holding, 4.625%, 5/24/2023		$42,659,000	$ 42,098,034
Kazakhstan Temir Zholy Finance B.V., 4.85%, 11/17/2027 (n)		20,075,000	19,721,078
KazMunayGas National Co., 5.375%, 4/24/2030 (n)		48,918,000	48,551,115
KazMunayGas National Co., 5.75%, 4/19/2047		12,539,000	11,967,197
KazMunayGas National Co., 6.375%, 10/24/2048 (n)		30,090,000	30,529,133
KazTransGas JSC, 4.375%, 9/26/2027 (n)		18,604,000	17,548,483
KazTransGas JSC, 4.375%, 9/26/2027		14,066,000	13,267,951
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		10,622,000	9,888,976
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		27,020,000	25,155,350
			$ 286,830,794
Kenya – 0.3%
Republic of Kenya, 6.875%, 6/24/2024		$20,443,000	$ 19,889,158
Kuwait – 0.3%
EQUATE Petrochemical B.V., 4.25%, 11/03/2026		$15,320,000	$ 14,833,743
Macau – 0.3%
Sands China Ltd., 4.6%, 8/08/2023 (n)		$2,741,000	$ 2,703,334
Sands China Ltd., 5.4%, 8/08/2028 (n)		17,982,000	17,184,252
			$ 19,887,586
Mexico – 6.4%
Banco Nacional de Comercio Exterior, S.N.C., 3.8% to 8/11/2021, FLR (CMT - 5yr. + 3%) to 8/11/2026 (n)		$10,089,000	$ 9,662,841
Elementia S.A. de C.V., 5.5%, 1/15/2025 (n)		767,000	708,524
Elementia S.A. de C.V., 5.5%, 1/15/2025		1,916,000	1,769,924
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)		11,858,000	1,778,700
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)		17,860,000	2,494,149
Grupo Bimbo S.A.B. de C.V., 5.95% to 7/17/2023, FLR (CMT - 5yr. + 3.28%) to 4/17/2059 (n)		9,544,000	9,437,107
Grupo Cementos de Chihuahua S.A.B. de C.V., 5.25%, 6/23/2024 (n)		6,373,000	6,261,472
Grupo Cementos de Chihuahua S.A.B. de C.V., 5.25%, 6/23/2024		2,221,000	2,182,132
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		10,763,000	10,094,295
Infraestructura Energética Nova S.A.B. de C.V, 3.75%, 1/14/2028 (n)		10,435,000	9,234,975
Infraestructura Energética Nova S.A.B. de C.V, 4.875%, 1/14/2048 (n)		13,997,000	11,787,293
Petroleos Mexicanos, 5.35%, 2/12/2028 (n)		12,741,000	11,350,957
Petroleos Mexicanos, 5.35%, 2/12/2028		2,481,000	2,210,323
Petroleos Mexicanos, 6.5%, 1/23/2029 (n)		16,243,000	15,544,551
Petroleos Mexicanos, 5.625%, 1/23/2046		15,026,000	11,642,145
Petroleos Mexicanos, 6.75%, 9/21/2047		4,810,000	4,128,423
Petroleos Mexicanos, FLR, 5.981% (LIBOR - 3mo. + 3.65%), 3/11/2022		22,330,000	23,167,375
United Mexican States, 4.125%, 1/21/2026		35,137,000	33,852,743
United Mexican States, 4.15%, 3/28/2027		89,425,000	85,031,550
United Mexican States, 7.5%, 6/03/2027	MXN	109,600,000	4,964,393
United Mexican States, 3.75%, 1/11/2028		$80,087,000	73,760,928
United Mexican States, 4.75%, 3/08/2044		8,198,000	7,267,609
United Mexican States, 4.6%, 1/23/2046		19,317,000	16,680,423
United Mexican States, 4.35%, 1/15/2047		21,190,000	17,651,058
			$ 372,663,890
Mongolia – 0.7%
Government of Mongolia, 5.125%, 12/05/2022		$8,166,000	$ 7,725,077
Government of Mongolia, 5.625%, 5/01/2023 (n)		2,712,000	2,581,854
Government of Mongolia, 5.625%, 5/01/2023		15,168,000	14,440,103
Government of Mongolia, 8.75%, 3/09/2024 (n)		10,670,000	11,465,363
Government of Mongolia, 8.75%, 3/09/2024		5,000,000	5,372,710
			$ 41,585,107

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Morocco – 0.9%
Kingdom of Morocco, 4.25%, 12/11/2022		$9,411,000	$ 9,360,557
Kingdom of Morocco, 5.5%, 12/11/2042		16,901,000	17,155,022
Office Cherifien des Phosphates, 4.5%, 10/22/2025 (n)		5,408,000	5,110,560
Office Cherifien des Phosphates, 4.5%, 10/22/2025		7,731,000	7,305,795
Office Cherifien des Phosphates, 6.875%, 4/25/2044		10,830,000	11,301,105
Office Cherifien des Phosphates, 6.875%, 4/25/2044 (n)		4,259,000	4,444,267
			$ 54,677,306
Nigeria – 0.4%
Afren PLC, 10.25%, 4/08/2019 (a)(d)		$390,335	$ 488
Afren PLC, 10.25%, 4/08/2019 (a)(d)(z)		7,872,069	9,840
Afren PLC, 6.625%, 12/09/2020 (a)(d)(z)		3,765,751	4,707
Federal Republic of Nigeria, 7.143%, 2/23/2030 (n)		6,098,000	5,601,330
Federal Republic of Nigeria, 7.143%, 2/23/2030		1,000,000	918,552
Federal Republic of Nigeria, 7.696%, 2/23/2038 (n)		15,783,000	14,204,827
			$ 20,739,744
Pakistan – 0.5%
Islamic Republic of Pakistan, 8.25%, 4/15/2024		$3,424,000	$ 3,496,794
Islamic Republic of Pakistan, 8.25%, 9/30/2025		14,241,000	14,525,820
Islamic Republic of Pakistan, 6.875%, 12/05/2027		13,159,000	12,148,442
Islamic Republic of Pakistan, 7.875%, 3/31/2036		1,670,000	1,517,980
			$ 31,689,036
Panama – 0.7%
Autoridad del Canal de Panama, 4.95%, 7/29/2035 (n)		$12,229,000	$ 12,473,702
Autoridad del Canal de Panama, 4.95%, 7/29/2035		3,116,000	3,178,351
C&W Senior Financing Designated Activity, 7.5%, 10/15/2026 (n)		13,304,000	13,337,260
Panama Canal Railway Co., 7%, 11/01/2026		4,278,186	4,267,534
Panama Canal Railway Co., 7%, 11/01/2026 (n)		849,090	846,976
Republic of Panama, 4.5%, 4/16/2050		9,634,000	8,887,365
			$ 42,991,188
Papua New Guinea – 0.3%
Government of Papua New Guinea, 8.375%, 10/04/2028 (n)		$14,939,000	$ 14,808,284
Paraguay – 0.7%
Republic of Paraguay, 6.1%, 8/11/2044		$8,828,000	$ 8,872,140
Republic of Paraguay, 5.6%, 3/13/2048 (n)		16,288,000	15,595,760
Republic of Paraguay, 5.6%, 3/13/2048		1,142,000	1,093,465
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/2022		7,377,000	7,488,319
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/2022 (n)		10,167,000	10,320,420
			$ 43,370,104
Peru – 4.2%
Banco de Credito del Peru, 4.85%, 10/30/2020 (n)	PEN	52,236,000	$ 15,532,134
Cerro del Aguila S.A., 4.125%, 8/16/2027 (n)		$7,663,000	6,992,564
Corporacion Lindley S.A., 6.75%, 11/23/2021		2,884,000	3,075,065
Corporacion Lindley S.A., 6.75%, 11/23/2021 (n)		1,785,000	1,903,256
Gas Natural de Lima y Callao S.A., 4.375%, 4/01/2023		15,310,000	15,156,900
Hunt Oil Co. of Peru LLC, 6.375%, 6/01/2028 (n)		19,027,000	19,302,892
Hunt Oil Co. of Peru LLC, 6.375%, 6/01/2028		400,000	405,800
IIRSA Norte Finance Ltd., 8.75%, 5/30/2024		1,691,266	1,877,305
IIRSA Norte Finance Ltd., 8.75%, 5/30/2024 (n)		102,957	114,282
Inkia Energy Ltd., 5.875%, 11/09/2027 (n)		16,751,000	15,825,675
Lima Metro Line 2 Finance Ltd., 5.875%, 7/05/2034 (n)		9,800,000	9,873,500

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Peru – continued
Lima Metro Line 2 Finance Ltd., 5.875%, 7/05/2034		$14,490,000	$ 14,598,675
Peru LNG, 5.375%, 3/22/2030 (n)		29,400,000	29,076,600
Peru LNG, 5.375%, 3/22/2030		10,129,000	10,017,581
Petroleos del Peru S.A., 4.75%, 6/19/2032 (n)		33,787,000	31,303,656
Petroleos del Peru S.A., 4.75%, 6/19/2032		10,734,000	9,945,051
Petroleos del Peru S.A., 5.625%, 6/19/2047 (n)		19,967,000	19,033,742
Petroleos del Peru S.A., 5.625%, 6/19/2047		23,689,000	22,581,776
San Miguel Industrias PET S.A., 4.5%, 9/18/2022 (n)		17,292,000	16,513,860
San Miguel Industrias PET S.A., 4.5%, 9/18/2022		300,000	286,500
			$ 243,416,814
Qatar – 0.8%
State of Qatar, 4.5%, 4/23/2028		$8,644,000	$ 8,816,880
State of Qatar, 5.103%, 4/23/2048 (n)		29,983,000	30,432,745
State of Qatar, 5.103%, 4/23/2048		9,790,000	9,936,850
			$ 49,186,475
Russia – 3.6%
Gaz Capital S.A., 4.95%, 3/23/2027 (n)		$8,612,000	$ 8,215,607
Gaz Capital S.A., 4.95%, 3/23/2027		10,600,000	10,112,103
Gaz Capital S.A., 4.95%, 2/06/2028		19,435,000	18,511,838
Russian Federation, 4.75%, 5/27/2026		11,800,000	11,640,700
Russian Federation, 4.25%, 6/23/2027		19,400,000	18,365,708
Russian Federation, 4.25%, 6/23/2027 (n)		21,400,000	20,259,080
Russian Federation, 4.375%, 3/21/2029 (n)		32,800,000	31,019,944
Russian Federation, 5.25%, 6/23/2047 (n)		65,000,000	60,164,000
Russian Federation, 5.25%, 6/23/2047		37,800,000	34,987,680
			$ 213,276,660
Rwanda – 0.2%
Republic of Rwanda, 6.625%, 5/02/2023		$12,713,000	$ 12,787,371
Saudi Arabia – 0.2%
Saudi International Bond, 5%, 4/17/2049		$11,814,000	$ 11,330,004
Senegal – 0.1%
Republic of Senegal, 6.25%, 5/23/2033 (n)		$6,428,000	$ 5,557,764
Singapore – 0.2%
Puma International Financing S.A., 5%, 1/24/2026 (n)		$16,360,000	$ 13,503,397
Slovenia – 0.2%
United Group B.V., 4.875%, 7/01/2024 (n)	EUR	12,230,000	$ 14,288,107
South Africa – 3.8%
Eskom Holdings SOC Ltd., 6.35%, 8/10/2028 (n)		$23,182,000	$ 22,337,016
Eskom Holdings SOC Ltd., 8.45%, 8/10/2028 (n)		8,975,000	8,661,773
Petra Diamonds Ltd., 7.25%, 5/01/2022		4,756,000	4,565,760
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)		14,038,000	13,476,480
Republic of South Africa, 4.875%, 4/14/2026		29,413,000	27,207,025
Republic of South Africa, 4.3%, 10/12/2028		16,781,000	14,305,802
Republic of South Africa, 5.875%, 6/22/2030		52,174,000	49,108,777
Republic of South Africa, 5.375%, 7/24/2044		9,738,000	8,049,158
Republic of South Africa, 5.65%, 9/27/2047		13,403,000	11,292,028
Republic of South Africa, 6.3%, 6/22/2048		8,449,000	7,597,848
Sasol Chemicals (USA) LLC, 5.875%, 3/27/2024		22,081,000	22,243,998

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
South Africa – continued
Sasol Financing International PLC, 4.5%, 11/14/2022	$12,096,000	$ 11,748,724
Sasol Financing USA LLC, 6.5%, 9/27/2028	21,561,000	21,821,519
		$ 222,415,908
Sri Lanka – 0.6%
Republic of Sri Lanka, 6.25%, 10/04/2020 (n)	$1,977,000	$ 1,907,742
Republic of Sri Lanka, 6.25%, 10/04/2020	5,194,000	5,012,044
Republic of Sri Lanka, 6.25%, 7/27/2021	6,213,000	5,895,919
Republic of Sri Lanka, 5.875%, 7/25/2022	5,598,000	5,163,612
Republic of Sri Lanka, 5.75%, 4/18/2023 (n)	11,546,000	10,377,868
Republic of Sri Lanka, 5.75%, 4/18/2023	3,043,000	2,735,134
Republic of Sri Lanka, 6.85%, 11/03/2025	5,692,000	5,165,831
		$ 36,258,150
Thailand – 0.4%
Bangkok Bank (Hong Kong), 4.05%, 3/19/2024 (n)	$26,371,000	$ 26,250,364
Trinidad & Tobago – 0.3%
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)	$17,664,000	$ 17,995,200
Consolidated Energy Finance S.A., 6.875%, 6/15/2025	1,155,000	1,176,656
		$ 19,171,856
Turkey – 7.2%
Export Credit Bank of Turkey A.S., 5.875%, 4/24/2019	$24,538,000	$ 24,380,662
Export Credit Bank of Turkey A.S., 5%, 9/23/2021	9,222,000	8,496,339
Republic of Turkey, 7.5%, 11/07/2019	16,875,000	17,077,601
Republic of Turkey, 7%, 6/05/2020	16,250,000	16,355,040
Republic of Turkey, 5.125%, 3/25/2022	15,632,000	14,698,926
Republic of Turkey, 6.25%, 9/26/2022	25,205,000	24,416,689
Republic of Turkey, 3.25%, 3/23/2023	12,878,000	11,042,885
Republic of Turkey, 7.25%, 12/23/2023	20,756,000	20,602,406
Republic of Turkey, 5.75%, 3/22/2024	58,899,000	54,863,947
Republic of Turkey, 7.375%, 2/05/2025	21,230,000	21,042,242
Republic of Turkey, 4.25%, 4/14/2026	20,201,000	16,632,776
Republic of Turkey, 4.875%, 10/09/2026	40,684,000	34,388,721
Republic of Turkey, 6%, 3/25/2027	49,022,000	44,158,429
Republic of Turkey, 5.125%, 2/17/2028	24,895,000	21,005,156
Republic of Turkey, 6.125%, 10/24/2028	41,975,000	37,398,298
Republic of Turkey, 6.875%, 3/17/2036	22,664,000	20,149,429
Republic of Turkey, 7.25%, 3/05/2038	6,248,000	5,745,661
Republic of Turkey, 6.625%, 2/17/2045	31,884,000	26,919,024
		$ 419,374,231
Ukraine – 3.4%
Biz Finance PLC, 9.75%, 1/22/2025	$8,729,000	$ 8,685,495
Government of Ukraine, 7.75%, 9/01/2021	23,195,000	22,817,153
Government of Ukraine, 7.75%, 9/01/2022 (n)	1,853,000	1,796,224
Government of Ukraine, 7.75%, 9/01/2022	28,829,000	27,945,679
Government of Ukraine, 7.75%, 9/01/2023	14,472,000	13,765,737
Government of Ukraine, 8.994%, 2/01/2024 (z)	15,569,000	15,432,771
Government of Ukraine, 7.75%, 9/01/2024	27,589,000	25,864,688
Government of Ukraine, 7.75%, 9/01/2025	20,914,000	19,215,951
Government of Ukraine, 7.75%, 9/01/2026	9,528,000	8,611,597
Government of Ukraine, 9.75%, 11/01/2028 (z)	15,869,000	15,667,464
MHP Lux S.A., 6.95%, 4/03/2026 (n)	15,083,000	13,939,105
MHP Lux S.A., 6.95%, 4/03/2026	200,000	184,832

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Ukraine – continued
Oschadbank, 9.375%, 3/10/2023	$8,797,000	$ 8,798,408
PJSC State Savings Bank of Ukraine, 9.375%, 3/10/2023	15,890,000	15,892,542
		$ 198,617,646
United Arab Emirates – 1.2%
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047 (n)	$20,358,000	$ 19,247,267
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047	5,060,000	4,783,926
Emirate of Abu Dhabi, 3.125%, 10/11/2027 (n)	10,426,000	9,680,103
Emirates Sembcorp Water & Power Co., 4.45%, 8/01/2035 (n)	11,249,000	10,584,747
Shelf Drill Holdings Ltd., 8.25%, 2/15/2025 (n)	15,074,000	15,111,685
Topaz Marine S.A., 9.125%, 7/26/2022 (n)	7,174,000	7,397,542
Topaz Marine S.A., 9.125%, 7/26/2022	4,893,000	5,045,466
		$ 71,850,736
United States – 5.0%
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	$19,554,000	$ 18,845,167
U.S. Treasury Notes, 2.125%, 12/31/2022	55,309,000	53,459,605
U.S. Treasury Notes, 2.625%, 2/28/2023	174,729,000	172,258,224
U.S. Treasury Notes, 2%, 11/15/2026 (f)	49,934,000	45,978,291
		$ 290,541,287
Uruguay – 0.9%
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022 (n)	$11,035,000	$ 10,262,550
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022	12,843,000	11,943,990
Oriental Republic of Uruguay, 4.975%, 4/20/2055	34,788,000	32,265,870
		$ 54,472,410
Venezuela – 0.8%
Petroleos de Venezuela S.A., 6%, 5/16/2024 (a)(d)	$19,674,200	$ 3,374,125
Petroleos de Venezuela S.A., 6%, 11/15/2026 (a)(d)	14,872,000	2,565,420
Republic of Venezuela, 9%, 5/07/2023 (a)(d)	10,104,000	2,551,260
Republic of Venezuela, 8.25%, 10/13/2024 (a)(d)	19,652,000	4,913,000
Republic of Venezuela, 7.65%, 4/21/2025 (a)(d)	39,488,000	9,921,360
Republic of Venezuela, 9.25%, 9/15/2027 (a)(d)	8,435,000	2,129,838
Republic of Venezuela, 7%, 3/31/2038 (a)(d)	88,785,500	21,574,876
		$ 47,029,879
Vietnam – 0.3%
Socialist Republic of Vietnam, 4.8%, 11/19/2024	$14,715,000	$ 14,797,801
Total Bonds		$5,543,217,753
Common Stocks – 0.0%
Colombia – 0.0%
Frontera Energy Corp.	254,348	$ 3,314,154
Investment Companies (h) – 6.0%
MFS Institutional Money Market Portfolio, 2.21% (v)	350,214,135	$ 350,179,114

Other Assets, Less Liabilities – (0.5)%		(31,036,361)
Net Assets – 100.0%		$5,865,674,660
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and uncleared swap agreements.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $350,179,114 and $5,546,531,907, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,891,714,908, representing 32.3% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Afren PLC, 10.25%, 4/08/2019	3/01/12-8/22/12	$7,835,292	$9,840
Afren PLC, 6.625%, 12/09/2020	11/26/13	3,732,839	4,707
AI Candelaria Spain SLU, 7.5%, 12/15/2028	10/18/18-10/24/18	19,441,875	19,149,667
Empresa Nacional del Petroleo, 5.25%, 11/06/2029	10/03/18	13,825,239	13,802,407
Government of Ukraine, 8.994%, 2/01/2024	10/25/18	15,569,000	15,432,771
Government of Ukraine, 9.75%, 11/01/2028	10/25/18	15,869,000	15,667,464
PT Pertamina Persero, 6.5%, 11/07/2048	10/31/18	13,983,499	13,983,499
PT Perusahaan Listrik Negara, 5.375%, 1/25/2029	10/18/18	19,445,651	19,206,077
PT Perusahaan Listrik Negara, 6.25%, 1/25/2049	10/18/18	10,989,766	10,853,660
Rural Electrification Corp. Ltd., 5.25%, 11/13/2023	10/31/18	17,567,535	17,567,535
Total Restricted Securities			$125,677,627
% of Net assets			2.1%
The following abbreviations are used in this report and are defined:
CJSC	Closed Joint Stock Company
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company
PLC	Public Limited Company
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
THB	Thailand Baht
TRY	Turkish Lira
Derivative Contracts at 10/31/18
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
BRL	68,475,000	USD	18,055,992	Barclays Bank PLC	12/04/2018	$290,570
BRL	186,341,000	USD	48,549,213	Goldman Sachs International	12/04/2018	1,377,282
BRL	57,332,000	USD	15,239,011	JPMorgan Chase Bank N.A.	12/04/2018	121,999
BRL	128,006,000	USD	33,536,860	Morgan Stanley Capital Services, Inc.	12/04/2018	759,892

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
TRY	216,506,000	USD	35,384,905	BNP Paribas S.A.	1/11/2019	$1,739,021
TRY	19,042,000	USD	3,251,679	HSBC Bank	1/11/2019	13,422
USD	15,194,537	CLP	10,499,121,000	Barclays Bank PLC	11/20/2018	107,524
USD	8,223,184	CLP	5,656,564,000	JPMorgan Chase Bank N.A.	11/20/2018	94,823
USD	17,857,835	COP	55,297,170,000	Barclays Bank PLC	11/27/2018	701,850
USD	53,678,534	EUR	45,942,898	Goldman Sachs International	1/11/2019	1,297,558
USD	15,855,480	EUR	13,845,000	JPMorgan Chase Bank N.A.	1/11/2019	70,350
USD	15,878,277	EUR	13,845,000	JPMorgan Chase Bank N.A.	11/01/2018	196,733
USD	3,384,072	MXN	66,316,000	Citibank N.A.	1/11/2019	154,926
USD	12,993,659	MXN	254,570,000	JPMorgan Chase Bank N.A.	1/11/2019	597,801
USD	15,990,997	PEN	53,214,840	Morgan Stanley Capital Services, Inc.	11/21/2018	217,200
						$ 7,740,951
Liability Derivatives
BRL	22,115,000	USD	5,937,232	Barclays Bank PLC	12/04/2018	$(11,942)
BRL	18,730,000	USD	5,021,448	JPMorgan Chase Bank N.A.	12/04/2018	(3,104)
CLP	16,155,686,000	USD	23,707,808	Barclays Bank PLC	11/20/2018	(492,432)
COP	12,282,667,600	USD	3,979,997	Goldman Sachs International	11/27/2018	(169,291)
COP	43,014,503,000	USD	14,040,509	Morgan Stanley Capital Services, Inc.	11/27/2018	(695,230)
EUR	484,550	USD	565,525	Deutsche Bank AG	1/11/2019	(13,074)
EUR	353,312	USD	408,135	JPMorgan Chase Bank N.A.	1/11/2019	(5,313)
EUR	13,845,000	USD	15,749,107	JPMorgan Chase Bank N.A.	11/01/2018	(67,563)
EUR	1,593,651	USD	1,830,189	UBS AG	1/11/2019	(13,216)
MXN	206,720,316	USD	10,856,705	Goldman Sachs International	1/11/2019	(790,807)
MXN	117,640,252	USD	5,987,756	JPMorgan Chase Bank N.A.	1/11/2019	(259,462)
THB	484,905,000	USD	15,003,249	JPMorgan Chase Bank N.A.	11/27/2018	(356,227)
USD	5,516,144	BRL	20,808,000	Goldman Sachs International	12/04/2018	(58,960)
USD	45,487,738	BRL	171,343,000	JPMorgan Chase Bank N.A.	12/04/2018	(420,331)
USD	5,882,637	EUR	5,166,000	Barclays Bank PLC	1/11/2019	(7,286)
						$(3,364,238)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Long	USD	1,650	$185,431,641	December – 2018	$90,212
Euro-OAT 10 yr	Short	EUR	75	12,908,816	December – 2018	40,604
German Euro-Bund 10 yr	Short	EUR	129	23,415,892	December – 2018	15,777
						$146,593
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	300	$35,531,250	December – 2018	$(57,339)
German Euro-Bobl 5 yr	Short	EUR	167	24,862,219	December – 2018	(2,274)
						$ (59,613)

Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Credit Default Swaps
12/20/23	USD	21,636,000	Barclays Bank PLC	(1)	1.00%/quarterly	$(53,028)	$(579,842)	$(632,870)
(1) Fund, as protection buyer, to receive notional amount upon a defined credit event by Republic of Korea, 7.125%, 04/16/2019.
At October 31, 2018, the fund had cash collateral of $687,000 and other liquid securities with an aggregate value of $2,284,455 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
10/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of October 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$3,314,154	$—	$—	$3,314,154
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	271,696,120	—	271,696,120
Non-U.S. Sovereign Debt	—	4,152,834,658	—	4,152,834,658
U.S. Corporate Bonds	—	18,845,168	—	18,845,168
Foreign Bonds	—	1,099,841,808	—	1,099,841,808
Mutual Funds	350,179,114	—	—	350,179,114
Total	$353,493,268	$5,543,217,754	$—	$5,896,711,022
Other Financial Instruments
Futures Contracts - Assets	$146,593	$—	$—	$146,593
Futures Contracts - Liabilities	(59,613)	—	—	(59,613)
Forward Foreign Currency Exchange Contracts - Assets	—	7,740,951	—	7,740,951
Forward Foreign Currency Exchange Contracts - Liabilities	—	(3,364,238)	—	(3,364,238)
Swap Agreements - Liabilities	—	(632,870)	—	(632,870)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	321,054,582	430,594,039	(401,434,486)	350,214,135
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$11,550	$—	$—	$1,407,198	$350,179,114

(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of October 31, 2018, are as follows:
United States	10.4%
Argentina	9.0%
Indonesia	7.6%
Turkey	7.2%
Mexico	6.5%
Kazakhstan	5.0%
Peru	4.2%
South Africa	3.9%
Russia	3.7%
Other Countries	42.5%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: December 14, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: December 14, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 14, 2018

*	Print name and title of each signing officer under his or her signature.